Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	DISH DBS CORP
Entity Central Index Key	0001042642
Document Type	S-4
Pre Effective Amendment Number	1
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Amendment Description		Amendment Number 1
Entity Filer Category	Non-accelerated Filer